Contingent Liabilities and Financial Commitments - Product Liability Outside the United States - Additional Information (Details)
€ in Millions, £ in Millions, $ in Millions, ₩ in Billions, ₦ in Trillions
																						1 Months Ended						12 Months Ended
	May 21, 2019 Disease	Mar. 01, 2019 GBP (£)	Mar. 01, 2019 CAD ($)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 CAD ($)	Feb. 17, 2017	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 CAD ($)	Sep. 30, 2016 GBP (£)	Sep. 30, 2016 CAD ($)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 CAD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 CAD ($)	Oct. 27, 2015 GBP (£)	Oct. 27, 2015 CAD ($)	Jun. 26, 2015 GBP (£)	Jun. 26, 2015 CAD ($)	May 27, 2015 GBP (£)	May 27, 2015 CAD ($)	Feb. 21, 2005 PackYear	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 CAD ($)	Nov. 30, 2016 EUR (€)	Jun. 30, 2016 GBP (£)	Jun. 30, 2016 CAD ($)	Jun. 30, 2010 ClassAction Cigarette	Dec. 31, 2020 GBP (£) ClassAction Market Age Action Cigarette	Dec. 31, 2020 CAD ($) ClassAction Market Age Action Cigarette	Dec. 31, 2020 AOA (Kz) ClassAction Market Age Action Cigarette	Dec. 31, 2020 NGN (₦) ClassAction Market Age Action Cigarette	Dec. 31, 2020 KRW (₩) ClassAction Market Age Action Cigarette	Mar. 01, 2019 CAD ($)	Jun. 30, 2009 ClassAction
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																												2016-11	2016-11	2016-11	2016-11	2016-11
Filing of response to claim																												Dec. 05, 2016	Dec. 05, 2016	Dec. 05, 2016	Dec. 05, 2016	Dec. 05, 2016
Lawsuit seek damage amount																								€ 893,400						Kz 800,000,000
Number of class actions in lawsuit																												17	17	17	17	17
Payment of security amount by parties				£ 62.0	$ 108.0		£ 62.0	$ 108.0														£ 62.0	$ 108.0
Number of markets outside US | Market																												12	12	12	12	12
Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date						Feb. 17, 2017
Nigerian Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																												2017-02	2017-02	2017-02	2017-02	2017-02
Litigation damages sought value																												£ 18.5			₦ 10.6
Canada | Growers Class Action
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																												£ 29.0	$ 50.0
Canada | Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit																												2	2	2	2	2		4
Litigation settlement amount																			£ 8,900.0	$ 15,600.0
Litigation settlement provisional execution amount																	£ 650.0	$ 1,131.0
Litigation settlement guarantee amount																	2.9	5.0
Security amount to be posted by parties															£ 565.0	$ 984.0
Payment of security amount by parties									£ 62.0	$ 108.0	£ 62.0	$ 108.0	£ 62.0	$ 108.0											£ 62.0	$ 108.0
Claims brought on behalf of minimum number of cigarette consumed																					12							15	15	15	15	15
Conditions in granted by superior court as certification																												There are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the defendants as of 21 February 2005, or until their death if it occurred before that date.	There are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the defendants as of 21 February 2005, or until their death if it occurred before that date.	There are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the defendants as of 21 February 2005, or until their death if it occurred before that date.	There are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the defendants as of 21 February 2005, or until their death if it occurred before that date.	There are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the defendants as of 21 February 2005, or until their death if it occurred before that date.
Litigation settlement reduction of total maximum adjustments		£ 7,900.0																															$ 13,700.0
Payment of litigation initial deposits		649.0	$ 1,130.0
Canada | Quebec Class Actions | Imperial Tobacco Canada Limited
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount																			£ 5,900.0	$ 10,400.0
Litigation settlement provisional execution amount																	£ 426.0	$ 742.0
Security amount to be posted by parties															£ 436.0	$ 758.0
Litigation settlement reduction of total maximum adjustments		5,200.0																															9,200.0
Payment of litigation initial deposits		436.0	759.0
Litigation settlement initial deposits paid		436.0	$ 758.0
Canada | Other Canadian Smoking and Health Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit																												7	7	7	7	7
Canada | Treatment of Smoking and Health-related Diseases
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions for recovery of health care costs | Age																												10	10	10	10	10
Canada | Imperial Tobacco Canada
Disclosure Of Commitments And Contingencies [Line Items]
Settlement proceeds from judgement		£ 5.3																															$ 9.2
Settlement payments																												£ 436.0	$ 758.0
Kano | 62. British American Tobacco (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																												May 09, 2007	May 09, 2007	May 09, 2007	May 09, 2007	May 09, 2007
Gombe | 62. British American Tobacco (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																												Oct. 17, 2008	Oct. 17, 2008	Oct. 17, 2008	Oct. 17, 2008	Oct. 17, 2008
Oyo | 62. British American Tobacco (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																												May 30, 2007	May 30, 2007	May 30, 2007	May 30, 2007	May 30, 2007
Oyo | Nigerian Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																												2015-11	2015-11	2015-11	2015-11	2015-11
Lagos | 62. British American Tobacco (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																												Mar. 13, 2008	Mar. 13, 2008	Mar. 13, 2008	Mar. 13, 2008	Mar. 13, 2008
Ogun | 62. British American Tobacco (Nigeria) Limited
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																												Feb. 26, 2008	Feb. 26, 2008	Feb. 26, 2008	Feb. 26, 2008	Feb. 26, 2008
South Korea | National Health Insurance Service
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																												£ 36.3				₩ 54
British Columbia | Other Canadian Smoking and Health Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit																											2
Claims brought on behalf of minimum number of cigarette consumed | Cigarette																											25,000
Canadian Province | Treatment of Smoking and Health-related Diseases
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions for recovery of health care costs | Action																												10	10	10	10	10
Nigeria | Federal High Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																												Nov. 06, 2007	Nov. 06, 2007	Nov. 06, 2007	Nov. 06, 2007	Nov. 06, 2007
BRAZIL | Federal Attorney’s Office
Disclosure Of Commitments And Contingencies [Line Items]
Number of tobacco-related diseases allegedly expended as public health care expenses | Disease	26